Right-of-use assets - Schedule of right-of-use assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Beginning	¥ 73,564
Charge for the year	50,779	¥ 38,484	¥ 36,205
Additions	51,000	59,200	23,200
Ending	65,870	73,564
Properties
Right-of-use assets
Beginning	67,728
Charge for the year	48,624	36,609	34,630
Ending	57,578	67,728
Motor vehicles
Right-of-use assets
Beginning	5,836
Charge for the year	2,155	1,875	1,575
Ending	8,292	5,836
Cost
Right-of-use assets
Beginning	156,951	158,801
Additions	55,574	63,647
Derecognition	(34,324)	(65,797)
Effect of movement in exchange rates	(287)	300
Ending	177,914	156,951	158,801
Cost | Properties
Right-of-use assets
Beginning	148,788	150,067
Additions	50,963	59,159
Derecognition	(34,324)	(60,738)
Effect of movement in exchange rates	(287)	300
Ending	165,140	148,788	150,067
Cost | Motor vehicles
Right-of-use assets
Beginning	8,163	8,734
Additions	4,611	4,488
Derecognition		(5,059)
Ending	12,774	8,163	8,734
Accumulated depreciation
Right-of-use assets
Beginning	(83,387)	(107,143)
Charge for the year	(50,779)	(38,484)
Derecognition	21,979	62,379
Effect of movement in exchange rates	143	(139)
Ending	(112,044)	(83,387)	(107,143)
Accumulated depreciation | Properties
Right-of-use assets
Beginning	(81,060)	(101,843)
Charge for the year	(48,624)	(36,609)
Derecognition	21,979	57,531
Effect of movement in exchange rates	143	(139)
Ending	(107,562)	(81,060)	(101,843)
Accumulated depreciation | Motor vehicles
Right-of-use assets
Beginning	(2,327)	(5,300)
Charge for the year	(2,155)	(1,875)
Derecognition		4,848
Ending	¥ (4,482)	¥ (2,327)	¥ (5,300)